Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure Of Subsequent Events [Abstract]
Subsequent Events

NOTE 22. SUBSEQUENT EVENTS
The Company has evaluated subsequent events through March 15, 2024, which is the date on which these financial statements were issued, and concluded there were no material subsequent events for the period ended December 31, 2023.